Stock-Based Compensation, Performance Units (Details) - Performance Units [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share)	$ 168.80	$ 116.20	$ 129.03
Length of service after grant date	3 years	3 years	3 years
Unrecognized compensation costs related to stock awards	$ 5
Unrecognized compensation costs related to equity awards after income taxes	$ 5
Weighted average remaining period for recognition of unrecognized costs related to equity awards	1 year 8 months 12 days
Total performance units earned (in shares)	48,365
Fair market value performance units earned as of their vesting date	$ 10
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance, Nonvested (in shares)	124,700
Granted (in shares)	33,900
Increase due to expected performance (in shares)	29,700
Vested (in shares)	(48,400)
Forfeited (in shares)	(7,800)
Ending Balance, Nonvested (in shares)	132,100	124,700
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning Balance, Nonvested (in dollars per share)	$ 120.83
Granted (in dollars per share)	168.80	$ 116.20	$ 129.03
Increase due to expected performance (in dollars per share)	146.89
Vested (in dollars per share)	129.03
Forfeited (in dollars per share)	121.06
Ending Balance, Nonvested (in dollars per share)	$ 135.99	$ 120.83
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout Range	200.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout Range	0.00%